ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14.   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$

Advance from end users*	5,227	5,237
Deposit from customers**	—	3,965
Business tax and other taxes payable	211	255
Professional fees and services payable	1,004	4,033
Promotional events payables	314	394
Decoration payables	19	—
Contingent consideration		1,247
Others	723	3,607

	7,498	18,738

*     Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

**   Deposit from customers represents payments received by the Group in advance from customers in the data center business.